INVESTMENTS IN SECURITIES (Details 3) - Debt securities - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Gross unrealized losses and fair values of available-for-sale securities
Continuous unrealized loss position less than twelve months, Gross unrealized loss		¥ 101,546
Continuous unrealized loss position total, Gross unrealized loss less than 12 months		¥ 895
Continuous unrealized loss position more than 12 months, Gross unrealized loss	¥ 101,458
Continuous unrealized loss position total, Gross unrealized loss more than 12 months	¥ 983
Japanese banking company
Gross unrealized losses and fair values of available-for-sale securities
Percentage of decline in fair value of investment	1.00%
Maximum period of impairment (in months)	15 months